PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)

Common Stocks – 58.0% of Net Assets
	Aerospace & Defense – 1.0%
23	Axon Enterprise, Inc.(a)	$2,581
197	Boeing Co. (The)(a)	29,321
31	General Dynamics Corp.	7,332
4	L3Harris Technologies, Inc.	929
8	Lockheed Martin Corp.	3,457
33	Moog, Inc., Class A	2,636
4	Northrop Grumman Corp.	1,758
66	Raytheon Technologies Corp.	6,264

		54,278

	Air Freight & Logistics – 0.4%
94	Expeditors International of Washington, Inc.	9,313
7	FedEx Corp.	1,391
42	GXO Logistics, Inc.(a)	2,486
43	United Parcel Service, Inc., Class B	7,739

		20,929

	Airlines – 0.2%
107	Delta Air Lines, Inc.(a)	4,604
351	JetBlue Airways Corp.(a)	3,865

		8,469

	Auto Components – 0.3%
9	Aptiv PLC(a)	958
242	BorgWarner, Inc.	8,913
240	Dana, Inc.	3,554
30	Visteon Corp.(a)	3,141

		16,566

	Automobiles – 1.0%
126	Ford Motor Co.	1,784
376	General Motors Co.(a)	14,254
46	Tesla, Inc.(a)	40,055
31	Thor Industries, Inc.	2,373

		58,466

	Banks – 2.8%
170	Ameris Bancorp	7,089
326	Bank of America Corp.	11,632
164	Cadence Bank	4,106
396	Citigroup, Inc.	19,091
149	Citizens Financial Group, Inc.	5,871
70	Cullen/Frost Bankers, Inc.	9,260
61	Fifth Third Bancorp	2,289
784	FNB Corp.	9,032
547	Fulton Financial Corp.	8,298
321	Huntington Bancshares, Inc.	4,221
142	International Bancshares Corp.	5,650

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
34	JPMorgan Chase & Co.	$4,058
326	KeyCorp	6,295
30	M&T Bank Corp.	4,999
23	PNC Financial Services Group, Inc. (The)	3,820
192	Regions Financial Corp.	3,978
209	Truist Financial Corp.	10,105
228	Trustmark Corp.	6,357
116	U.S. Bancorp	5,633
137	Webster Financial Corp.	6,849
339	Wells Fargo & Co.	14,791
59	Wintrust Financial Corp.	5,152

		158,576

	Beverages – 2.0%
29	Boston Beer Co., Inc. (The), Class A(a)	10,875
155	Coca-Cola Co. (The)	10,014
69	Constellation Brands, Inc., Class A	16,980
897	Keurig Dr Pepper, Inc.	33,548
397	Monster Beverage Corp.(a)	34,015
46	PepsiCo, Inc.	7,899

		113,331

	Biotechnology – 2.0%
67	AbbVie, Inc.	9,841
132	Alnylam Pharmaceuticals, Inc.(a)	17,613
33	Amgen, Inc.	7,695
75	Arrowhead Pharmaceuticals, Inc.(a)	3,083
7	Biogen, Inc.(a)	1,452
116	BioMarin Pharmaceutical, Inc.(a)	9,437
153	CRISPR Therapeutics AG(a)	7,592
21	Ligand Pharmaceuticals, Inc.(a)	1,950
37	Moderna, Inc.(a)	4,973
40	Neurocrine Biosciences, Inc.(a)	3,601
67	Regeneron Pharmaceuticals, Inc.(a)	44,161

		111,398

	Building Products – 0.5%
61	Builders FirstSource, Inc.(a)	3,756
23	Carlisle Cos., Inc.	5,965
75	Carrier Global Corp.	2,870
24	Johnson Controls International PLC	1,437
24	Lennox International, Inc.	5,117
69	Owens Corning	6,274
43	Trex Co., Inc.(a)	2,502

		27,921

	Capital Markets – 3.0%
10	Ameriprise Financial, Inc.	2,655
333	Bank of New York Mellon Corp. (The)	14,006
6	BlackRock, Inc.	3,748
426	Charles Schwab Corp. (The)	28,257

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
14	CME Group, Inc.	$3,071
38	FactSet Research Systems, Inc.	15,333
53	Goldman Sachs Group, Inc. (The)	16,191
135	Intercontinental Exchange, Inc.	15,634
111	Janus Henderson Group PLC	3,383
195	KKR & Co., Inc.	9,939
16	Moody’s Corp.	5,064
27	Morgan Stanley	2,176
30	MSCI, Inc.	12,637
44	Northern Trust Corp.	4,534
218	SEI Investments Co.	12,147
226	State Street Corp.	15,135
23	Virtus Investment Partners, Inc.	4,075

		167,985

	Chemicals – 0.7%
152	Dow, Inc.	10,108
22	DuPont de Nemours, Inc.	1,451
7	Ecolab, Inc.	1,185
65	HB Fuller Co.	4,336
43	Innospec, Inc.	4,098
8	International Flavors & Fragrances, Inc.	970
16	Linde PLC	4,991
52	Minerals Technologies, Inc.	3,308
8	PPG Industries, Inc.	1,024
9	Sherwin-Williams Co. (The)	2,475
31	Stepan Co.	3,165

		37,111

	Commercial Services & Supplies – 0.2%
32	MSA Safety, Inc.	3,862
38	Tetra Tech, Inc.	5,293
65	Viad Corp.(a)	2,129
10	Waste Management, Inc.	1,644

		12,928

	Communications Equipment – 0.3%
14	Arista Networks, Inc.(a)	1,618
78	Ciena Corp.(a)	4,303
149	Cisco Systems, Inc.	7,298
6	F5, Inc.(a)	1,005
44	Lumentum Holdings, Inc.(a)	3,573

		17,797

	Construction & Engineering – 0.2%
127	AECOM	8,961

	Consumer Finance – 1.4%
641	Ally Financial, Inc.	25,614
164	American Express Co.	28,652
166	Capital One Financial Corp.	20,687

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
91	Green Dot Corp., Class A(a)	$2,410

		77,363

	Containers & Packaging – 0.1%
24	Ball Corp.	1,948
35	International Paper Co.	1,620
91	WestRock Co.	4,507

		8,075

	Distributors – 0.1%
21	Genuine Parts Co.	2,731

	Diversified Consumer Services – 0.2%
68	Grand Canyon Education, Inc.(a)	6,526
80	Service Corp. International	5,249

		11,775

	Diversified Telecommunication Services – 0.2%
985	Lumen Technologies, Inc.	9,909

	Electric Utilities – 0.4%
84	American Electric Power Co., Inc.	8,325
23	Eversource Energy	2,010
44	IDACORP, Inc.	4,628
81	NextEra Energy, Inc.	5,753

		20,716

	Electrical Equipment – 0.6%
16	Acuity Brands, Inc.	2,760
35	Eaton Corp. PLC	5,076
20	Emerson Electric Co.	1,803
29	Hubbell, Inc.	5,665
289	Plug Power, Inc.(a)	6,075
30	Rockwell Automation, Inc.	7,580
361	Sunrun, Inc.(a)	7,213

		36,172

	Electronic Equipment, Instruments & Components – 0.6%
79	Avnet, Inc.	3,449
6	CDW Corp.	979
84	Cognex Corp.	5,681
18	Coherent, Inc.(a)	4,822
48	Corning, Inc.	1,689
94	Itron, Inc.(a)	4,491
5	Keysight Technologies, Inc.(a)	702
16	Littelfuse, Inc.	3,668
54	TE Connectivity Ltd.	6,738
8	Trimble, Inc.(a)	534

		32,753

	Energy Equipment & Services – 0.2%
406	Archrock, Inc.	3,536

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
42	Baker Hughes Co.	$1,303
185	ChampionX Corp.	3,903
63	Schlumberger NV	2,458

		11,200

	Entertainment – 1.3%
25	Activision Blizzard, Inc.	1,890
70	Electronic Arts, Inc.	8,263
105	Netflix, Inc.(a)	19,988
82	Take-Two Interactive Software, Inc.(a)	9,800
252	Walt Disney Co. (The)(a)	28,131
354	Warner Bros Discovery, Inc.(a)	6,425

		74,497

	Food & Staples Retailing – 0.6%
64	BJ’s Wholesale Club Holdings, Inc.(a)	4,118
6	Costco Wholesale Corp.	3,190
34	Kroger Co. (The)	1,835
160	SpartanNash Co.	5,485
199	Sprouts Farmers Market, Inc.(a)	5,930
99	Sysco Corp.	8,463
48	Walgreens Boots Alliance, Inc.	2,035
26	Walmart, Inc.	3,978

		35,034

	Food Products – 0.4%
54	Campbell Soup Co.	2,550
57	Darling Ingredients, Inc.(a)	4,183
40	General Mills, Inc.	2,829
80	Hain Celestial Group, Inc. (The)(a)	2,683
33	Hormel Foods Corp.	1,729
44	Ingredion, Inc.	3,745
11	J.M. Smucker Co. (The)	1,506
20	Kellogg Co.	1,370
12	McCormick & Co., Inc.	1,207
34	Mondelez International, Inc., Class A	2,193

		23,995

	Gas Utilities – 0.2%
144	New Jersey Resources Corp.	6,215
50	ONE Gas, Inc.	4,219

		10,434

	Health Care Equipment & Supplies – 1.0%
3	Align Technology, Inc.(a)	870
10	Baxter International, Inc.	711
18	Becton Dickinson & Co.	4,449
6	Cooper Cos., Inc. (The)	2,166
3	DexCom, Inc.(a)	1,226
21	Edwards Lifesciences Corp.(a)	2,221
3	Embecta Corp.(a)	91

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
43	Globus Medical, Inc., Class A(a)	$2,848
52	Haemonetics Corp.(a)	2,635
20	Hologic, Inc.(a)	1,440
40	Intuitive Surgical, Inc.(a)	9,572
23	Penumbra, Inc.(a)	3,969
19	STAAR Surgical Co.(a)	1,085
73	STERIS PLC	16,356
9	Stryker Corp.	2,171
30	Tandem Diabetes Care, Inc.(a)	2,894
5	Teleflex, Inc.	1,428

		56,132

	Health Care Providers & Services – 1.8%
15	Amedisys, Inc.(a)	1,915
7	Anthem, Inc.	3,513
29	Centene Corp.(a)	2,336
11	Chemed Corp.	5,405
10	Cigna Corp.	2,468
130	CVS Health Corp.	12,497
43	DaVita, Inc.(a)	4,660
42	Encompass Health Corp.	2,891
156	HCA Healthcare, Inc.	33,470
22	Henry Schein, Inc.(a)	1,784
40	Humana, Inc.	17,782
6	Laboratory Corp. of America Holdings(a)	1,442
110	MEDNAX, Inc.(a)	2,037
11	Quest Diagnostics, Inc.	1,472
107	Select Medical Holdings Corp.	2,419
60	Tenet Healthcare Corp.(a)	4,351

		100,442

	Health Care Technology – 0.6%
210	Allscripts Healthcare Solutions, Inc.(a)	4,339
15	Cerner Corp.	1,405
358	Doximity, Inc., Class A(a)	14,273
68	Veeva Systems, Inc., Class A(a)	12,372

		32,389

	Hotels, Restaurants & Leisure – 1.6%
13	Booking Holdings, Inc.(a)	28,734
8	Expedia Group, Inc.(a)	1,398
83	Hilton Worldwide Holdings, Inc.(a)	12,889
52	Jack in the Box, Inc.	4,303
16	McDonald’s Corp.	3,987
76	Six Flags Entertainment Corp.(a)	2,908
214	Starbucks Corp.	15,973
105	Travel & Leisure Co.	5,825
227	Yum China Holdings, Inc.	9,489
59	Yum! Brands, Inc.	6,904

		92,410

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.4%
19	DR Horton, Inc.	$1,322
128	KB Home	4,151
49	Meritage Homes Corp.(a)	4,045
203	PulteGroup, Inc.	8,477
174	Taylor Morrison Home Corp.(a)	4,557

		22,552

	Household Products – 0.6%
177	Colgate-Palmolive Co.	13,638
64	Kimberly-Clark Corp.	8,885
63	Procter & Gamble Co. (The)	10,115

		32,638

	Independent Power & Renewable Electricity Producers – 0.2%
62	AES Corp. (The)	1,266
146	NextEra Energy Partners LP	9,732
118	Sunnova Energy International, Inc.(a)	2,038

		13,036

	Industrial Conglomerates – 0.3%
42	3M Co.	6,057
103	General Electric Co.	7,679
21	Honeywell International, Inc.	4,064

		17,800

	Insurance – 1.9%
22	Aflac, Inc.	1,260
20	Allstate Corp. (The)	2,531
319	American International Group, Inc.	18,665
23	Chubb Ltd.	4,748
74	First American Financial Corp.	4,315
29	Hanover Insurance Group, Inc. (The)	4,258
236	Hartford Financial Services Group, Inc. (The)	16,504
34	Marsh & McLennan Cos., Inc.	5,498
13	MetLife, Inc.	854
38	Prudential Financial, Inc.	4,123
162	Reinsurance Group of America, Inc.	17,386
81	Selective Insurance Group, Inc.	6,671
24	Travelers Cos., Inc. (The)	4,105
65	Willis Towers Watson PLC	13,966

		104,884

	Interactive Media & Services – 2.7%
17	Alphabet, Inc., Class A(a)	38,797
18	Alphabet, Inc., Class C(a)	41,388
291	Meta Platforms, Inc., Class A(a)	58,337
721	Pinterest, Inc., Class A(a)	14,795
13	Twitter, Inc.(a)	637

		153,954

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.8%
98	Alibaba Group Holding Ltd., Sponsored ADR(a)	$9,515
25	Amazon.com, Inc.(a)	62,141
391	eBay, Inc.	20,301
72	Etsy, Inc.(a)	6,709
285	Qurate Retail, Inc., Class A	1,200

		99,866

	IT Services – 3.3%
9	Accenture PLC, Class A	2,703
28	Automatic Data Processing, Inc.	6,109
102	Block, Inc.(a)	10,153
29	Cognizant Technology Solutions Corp., Class A	2,346
29	Concentrix Corp.	4,567
340	DXC Technology Co.(a)	9,758
184	Fiserv, Inc.(a)	18,017
57	Gartner, Inc.(a)	16,561
68	Global Payments, Inc.	9,315
51	International Business Machines Corp.	6,743
4	Kyndryl Holdings, Inc.(a)	47
64	Mastercard, Inc., Class A	23,256
22	Paychex, Inc.	2,788
146	PayPal Holdings, Inc.(a)	12,838
31	Perficient, Inc.(a)	3,082
13	Shopify, Inc., Class A(a)	5,549
7	VeriSign, Inc.(a)	1,251
221	Visa, Inc., Class A	47,102
23	WEX, Inc.(a)	3,823

		186,008

	Life Sciences Tools & Services – 0.7%
23	Agilent Technologies, Inc.	2,743
22	Danaher Corp.	5,525
60	Illumina, Inc.(a)	17,799
90	NeoGenomics, Inc.(a)	851
24	Repligen Corp.(a)	3,774
11	Thermo Fisher Scientific, Inc.	6,082
5	Waters Corp.(a)	1,515

		38,289

	Machinery – 1.3%
45	AGCO Corp.	5,733
21	Caterpillar, Inc.	4,421
21	Chart Industries, Inc.(a)	3,545
39	Cummins, Inc.	7,379
49	Deere & Co.	18,500
21	Illinois Tool Works, Inc.	4,139
71	ITT, Inc.	4,986
57	Oshkosh Corp.	5,269
13	Otis Worldwide Corp.	947
97	PACCAR, Inc.	8,056
12	Parker-Hannifin Corp.	3,250

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
67	Terex Corp.	$2,278
62	Toro Co. (The)	4,968

		73,471

	Media – 1.4%
4	Cable One, Inc.	4,665
52	Charter Communications, Inc., Class A(a)	22,281
532	Comcast Corp., Class A	21,152
247	Interpublic Group of Cos., Inc. (The)	8,057
78	New York Times Co. (The), Class A	2,989
480	News Corp., Class A	9,533
102	Omnicom Group, Inc.	7,765
31	Paramount Global, Class B	903

		77,345

	Metals & Mining – 0.5%
48	Alcoa Corp.	3,254
135	Cleveland-Cliffs, Inc.(a)	3,441
132	Commercial Metals Co.	5,412
16	Newmont Corp.	1,166
10	Nucor Corp.	1,548
29	Reliance Steel & Aluminum Co.	5,749
73	Steel Dynamics, Inc.	6,260

		26,830

	Multi-Utilities – 0.2%
55	Consolidated Edison, Inc.	5,101
22	DTE Energy Co.	2,883
15	Sempra Energy	2,420
15	WEC Energy Group, Inc.	1,501

		11,905

	Multiline Retail – 0.3%
63	Kohl’s Corp.	3,646
151	Macy’s, Inc.	3,650
52	Target Corp.	11,890

		19,186

	Oil, Gas & Consumable Fuels – 2.5%
490	Antero Midstream Corp.	5,032
619	APA Corp.	25,336
45	Chevron Corp.	7,050
310	CNX Resources Corp.(a)	6,371
270	ConocoPhillips	25,790
95	Diamondback Energy, Inc.	11,992
254	EOG Resources, Inc.	29,657
136	EQT Corp.	5,406
98	Exxon Mobil Corp.	8,354
130	Kinder Morgan, Inc.	2,360
114	Marathon Oil Corp.	2,841
121	Range Resources Corp.(a)	3,623

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
468	Southwestern Energy Co.(a)	$3,510
26	Valero Energy Corp.	2,898

		140,220

	Paper & Forest Products – 0.1%
46	Louisiana-Pacific Corp.	2,968

	Pharmaceuticals – 2.0%
309	Bristol-Myers Squibb Co.	23,258
31	Jazz Pharmaceuticals PLC(a)	4,967
58	Johnson & Johnson	10,467
130	Merck & Co., Inc.	11,530
245	Novartis AG, Sponsored ADR	21,567
97	Novo Nordisk A/S, Sponsored ADR	11,058
152	Pfizer, Inc.	7,459
428	Roche Holding AG, Sponsored ADR	19,765
111	Viatris, Inc.	1,147
14	Zoetis, Inc.	2,481

		113,699

	Professional Services – 0.4%
41	Equifax, Inc.	8,344
59	Exponent, Inc.	5,653
61	Korn Ferry	3,748
34	ManpowerGroup, Inc.	3,067

		20,812

	Real Estate Management & Development – 0.3%
131	CBRE Group, Inc., Class A(a)	10,878
29	Jones Lang LaSalle, Inc.(a)	6,343

		17,221

	REITs—Apartments – 0.4%
107	American Campus Communities, Inc.	6,920
8	AvalonBay Communities, Inc.	1,820
71	Camden Property Trust	11,139
36	Equity Residential	2,934

		22,813

	REITs—Diversified – 0.6%
345	American Assets Trust, Inc.	12,627
30	American Tower Corp.	7,231
26	Crown Castle International Corp.	4,815
9	Digital Realty Trust, Inc.	1,315
5	Equinix, Inc.	3,595
75	Weyerhaeuser Co.	3,092

		32,675

	REITs—Health Care – 0.1%
22	Ventas, Inc.	1,222

Shares	Description	Value (†)

Common Stocks – continued
	REITs—Health Care – continued
25	Welltower, Inc.	$2,270

		3,492

	REITs—Hotels – 0.0%
68	Host Hotels & Resorts, Inc.	1,384

	REITs—Mortgage – 0.1%
184	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,358

	REITs—Office Property – 0.5%
541	Brandywine Realty Trust	6,313
266	Corporate Office Properties Trust	7,100
181	Douglas Emmett, Inc.	5,332
242	Easterly Government Properties, Inc.	4,610
82	Kilroy Realty Corp.	5,740

		29,095

	REITs—Regional Malls – 0.0%
186	Macerich Co. (The)	2,334

	REITs—Shopping Centers – 0.2%
436	Brixmor Property Group, Inc.	11,066

	REITs—Warehouse/Industrials – 0.1%
46	ProLogis, Inc.	7,373

	Road & Rail – 0.4%
14	Avis Budget Group, Inc.(a)	3,747
5	Canadian Pacific Railway Ltd.	366
123	CSX Corp.	4,224
19	Norfolk Southern Corp.	4,900
48	Ryder System, Inc.	3,355
18	Union Pacific Corp.	4,217

		20,809

	Semiconductors & Semiconductor Equipment – 2.7%
40	Advanced Micro Devices, Inc.(a)	3,421
18	Analog Devices, Inc.	2,779
29	Applied Materials, Inc.	3,200
46	Cirrus Logic, Inc.(a)	3,487
31	Enphase Energy, Inc.(a)	5,003
129	First Solar, Inc.(a)	9,421
228	Intel Corp.	9,938
5	Lam Research Corp.	2,329
95	Lattice Semiconductor Corp.(a)	4,564
68	Micron Technology, Inc.	4,637
293	NVIDIA Corp.	54,343
159	QUALCOMM, Inc.	22,211
40	Silicon Laboratories, Inc.(a)	5,396
20	Synaptics, Inc.(a)	2,969
58	Texas Instruments, Inc.	9,874
26	Universal Display Corp.	3,321

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
43	Wolfspeed, Inc.(a)	$3,943

		150,836

	Software – 3.9%
15	Adobe, Inc.(a)	5,939
31	Aspen Technology, Inc.(a)	4,915
140	Autodesk, Inc.(a)	26,499
34	Blackbaud, Inc.(a)	1,972
71	CommVault Systems, Inc.(a)	4,331
13	Fair Isaac Corp.(a)	4,856
159	Microsoft Corp.	44,126
467	NortonLifeLock, Inc.	11,694
583	Oracle Corp.	42,792
23	Paylocity Holding Corp.(a)	4,361
31	Qualys, Inc.(a)	4,225
177	Salesforce, Inc.(a)	31,141
38	SPS Commerce, Inc.(a)	4,546
138	Workday, Inc., Class A(a)	28,525

		219,922

	Specialty Retail – 0.9%
95	American Eagle Outfitters, Inc.	1,435
14	Asbury Automotive Group, Inc.(a)	2,572
3	AutoZone, Inc.(a)	5,866
33	Best Buy Co., Inc.	2,967
49	Boot Barn Holdings, Inc.(a)	4,413
30	Five Below, Inc.(a)	4,713
12	GameStop Corp., Class A(a)	1,501
12	Home Depot, Inc. (The)	3,605
15	Lithia Motors, Inc.	4,247
49	Lowe’s Cos., Inc.	9,689
35	TJX Cos., Inc. (The)	2,145
11	Tractor Supply Co.	2,216
6	Ulta Beauty, Inc.(a)	2,381
31	Williams-Sonoma, Inc.	4,045

		51,795

	Technology Hardware, Storage & Peripherals – 0.2%
107	Hewlett Packard Enterprise Co.	1,649
89	HP, Inc.	3,260
64	Seagate Technology Holdings PLC	5,250

		10,159

	Textiles, Apparel & Luxury Goods – 0.6%
28	Crocs, Inc.(a)	1,860
18	Deckers Outdoor Corp.(a)	4,783
15	NIKE, Inc., Class B	1,871
822	Under Armour, Inc., Class A(a)	12,626
154	VF Corp.	8,008
82	Wolverine World Wide, Inc.	1,625

		30,773

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
104	Mr. Cooper Group, Inc.(a)	$4,677

	Trading Companies & Distributors – 0.1%
30	GATX Corp.	3,102

	Water Utilities – 0.1%
20	American Water Works Co., Inc.	3,082
100	Essential Utilities, Inc.	4,476

		7,558

	Wireless Telecommunication Services – 0.2%
97	T-Mobile US, Inc.(a)	11,945

	Total Common Stocks (Identified Cost $3,275,809)	3,252,593

Principal Amount
Bonds and Notes – 4.1%
	Automotive – 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	1,973
1,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	886

		2,859

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,022
3,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	2,855
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,020
1,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	1,001
3,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	2,679
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,014
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	1,992
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	3,965
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,676
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	990
1,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	890
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	1,921
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	1,966

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	$994
1,000	State Street Corp., 2.400%, 1/24/2030	898
1,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	859
3,000	Truist Bank, 3.200%, 4/01/2024	3,002
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	1,944

		34,688

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	1,790
3,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,290

		4,080

	Building Materials – 0.0%
2,000	Owens Corning, 3.950%, 8/15/2029	1,956

	Construction Machinery – 0.1%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,931

	Diversified Manufacturing – 0.1%
2,000	3M Co., 3.050%, 4/15/2030	1,877
1,000	Emerson Electric Co., 2.000%, 12/21/2028	894

		2,771

	Electric – 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,014
3,000	Entergy Corp., 0.900%, 9/15/2025	2,716
2,000	Exelon Corp., 4.050%, 4/15/2030	1,957
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,708
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	926
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	1,960

		11,281

	Environmental – 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,589

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Finance Companies – 0.0%
$1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	$887

	Financial Other – 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,004

	Food & Beverage – 0.1%
3,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,733
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,028
2,000	PepsiCo, Inc., 2.750%, 3/19/2030	1,854

		6,615

	Government Owned – No Guarantee – 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,764

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	1,999
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,289

		4,288

	Healthcare – 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,009
1,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	969
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	972

		3,950

	Integrated Energy – 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,018
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	1,980
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,446

		6,444

	Midstream – 0.0%
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,021

	Mortgage Related – 0.7%
8,829	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	8,067
3,991	FHLMC, 3.000%, 4/01/2052	3,769

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$2,000	FHLMC, 3.500%, 5/01/2052	$1,943
10,409	FNMA, 2.000%, with various maturities in 2051(b)	9,200
9,031	FNMA, 2.500%, with various maturities in 2051(b)	8,256
6,479	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	6,167
3,316	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	3,224
242	FNMA, 4.000%, 3/01/2050	241
406	FNMA, 4.500%, 5/01/2049	414

		41,281

	Natural Gas – 0.1%
3,000	NiSource, Inc., 0.950%, 8/15/2025	2,721

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	1,987
1,000	Biogen, Inc., 2.250%, 5/01/2030	836
1,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	969
1,000	Viatris, Inc., 3.850%, 6/22/2040	779

		4,571

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	1,908

	REITs – Health Care – 0.0%
1,000	Welltower, Inc., 2.800%, 6/01/2031	884

	REITs – Office Property – 0.1%
2,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	1,992
1,000	Boston Properties LP, 2.750%, 10/01/2026	946
3,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	2,628

		5,566

	REITs – Single Tenant – 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,677

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	REITs – Warehouse/Industrials – 0.0%
$1,000	Prologis LP, 1.250%, 10/15/2030	$808

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,711

	Retailers – 0.1%
1,000	Amazon.com, Inc., 3.875%, 8/22/2037	973
3,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	2,569

		3,542

	Technology – 0.2%
2,000	Apple, Inc., 2.500%, 2/09/2025	1,972
1,000	HP, Inc., 3.000%, 6/17/2027	938
1,000	Intel Corp., 2.450%, 11/15/2029	905
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,745
1,000	NVIDIA Corp., 2.850%, 4/01/2030	931
2,000	Oracle Corp., 2.950%, 5/15/2025	1,935
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,242

		12,668

	Treasuries – 1.0%
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	3,466
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,660
8,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,618
7,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,770
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,930
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	3,969
14,000	U.S. Treasury Note, 0.375%, 11/30/2025	12,780
12,000	U.S. Treasury Note, 2.125%, 12/31/2022	12,029

		53,222

	Utility Other – 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	927

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wireless – 0.0%
$2,000	Vodafone Group PLC, 6.150%, 2/27/2037	$2,209

	Wirelines – 0.1%
1,000	AT&T, Inc., 5.250%, 3/01/2037	1,061
3,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	3,033

		4,094

	Total Bonds and Notes (Identified Cost $254,644)	229,917

Shares

Exchange-Traded Funds – 9.3%
7,539	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $577,663)	520,719

Mutual Funds – 14.3%
20,268	WCM Focused Emerging Markets Fund, Institutional Class	286,994
24,963	WCM Focused International Growth Fund, Institutional Class	515,235

	Total Mutual Funds (Identified Cost $1,000,461)	802,229

Affiliated Mutual Funds – 10.8%
9,573	Mirova Global Green Bond Fund, Class N	86,828
44,868	Mirova International Sustainable Equity Fund, Class N	520,015

	Total Affiliated Mutual Funds (Identified Cost $722,601)	606,843

Principal Amount

Short-Term Investments – 4.7%
$263,258	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $263,258 on 5/02/2022 collateralized by $251,600 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $224,978; $5,200 U.S. Treasury Note, 1.500% due 11/30/2028 valued at $4,766; $27,000 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $27,118; 11,700 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $12,025 including accrued interest(d) (Identified Cost $263,258)	263,258

	Total Investments – 101.2% (Identified Cost $6,094,436)	5,675,559
	Other assets less liabilities – (1.2)%	(67,382)

	Net Assets – 100.0%	$5,608,177

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$83,384	$14,811	$3,078	$(269)	$(8,020)	$86,828	9,573	$1,370
Mirova International Sustainable Equity Fund, Class N	509,418	76,502	2,505	192	(63,592)	520,015	44,868	—

	$592,802	$91,313	$5,583	$(77)	$(71,612)	$606,843	54,441	$1,370

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,252,593	$—	$—	$3,252,593
Bonds and Notes*	—	229,917	—	229,917
Exchange-Traded Funds	520,719	—	—	520,719
Mutual Funds	802,229	—	—	802,229
Affiliated Mutual Funds	606,843	—	—	606,843
Short-Term Investments	—	263,258	—	263,258

Total	$5,182,384	$493,175	$—	$5,675,559

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	90.9%
Fixed Income	5.6
Short-Term Investments	4.7

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%